Accounts Receivable, Net - Schedule of Changes of Allowance for Credit Losses (Details) - Accounts Receivable [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Changes of Allowance for Credit Losses [Line Items]
Beginning balance	$ 2,861	$ 3,015
Reversal of allowance for credit losses	(2,333)	(154)
Ending balance	$ 528	$ 2,861